Note 11 - Financial Instruments - Summary of Derivative Fair Values (Details) $ in Thousands	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)
Measurement Input, Price Volatility [Member]
Warrants, volatility	2.36
Class B Warrants [Member] | Non-Current Liabilities [Member] | Fair Value, Inputs, Level 3 [Member]
Warrants, fair value	$ 101	$ 609
Class B Warrants [Member] | Non-Current Liabilities [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input, Price Volatility [Member]
Warrants, volatility	2.36	1.32